Equity Method Investments - Share of Post-tax (Losses) Earnings in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [line items]
Total share of post-tax earnings in equity method investments	$ 61	$ 419	$ 53	$ 989
YPL [Member]
Disclosure of associates [line items]
Total share of post-tax earnings in equity method investments	68	421	68	995
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax earnings in equity method investments	$ (7)	$ (2)	$ (15)	$ (6)